Available-For-Sale Securities - Interest-bearing Investments in Available-For-Sale Securities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Short-term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 312,188	$ 239,019
Maturity period of short term interest-bearing securities included in cash and cash equivalents	longer than 90 days
Cash and Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 582,574	$ 488,599
Maturity period of short term interest-bearing securities included in cash and cash equivalents	90 days or less